Income Taxes (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss	$ 3,556,600	$ 2,765,600
Stock based compensation	4,248,700
Research and development tax credits	197,700	436,300
Accruals	22,900	44,700
Other	2,900	46,000
Valuation allowance	(8,028,800)	(3,292,600)
Total